Other operating results (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Operating results
Government grant (Note 25)	[1]	$ 7,599	$ 6,251	$ 15,387
Government subsidies per Covid-19 context		33,366	46,701
Other		1,812	1,153	1,872
Total		$ 42,777	$ 54,105	$ 17,259

[1]	Correspond to grants for the development of airport infrastructure. As consideration for having granted the concession of the Group A of the National Airport System of Argentina, AA2000 assigns to the Government 15% of the total revenues of the concession, 2.5% of such revenues are destined to fund the investment commitments of AA2000 corresponding to the investment plan under the concession agreement by means of a trust in which AA2000 is the settlor; Banco de la Nación Argentina, the trustee; and the beneficiaries are AA2000 and constructors of the airports’ works. The funds in the trust are used to settle the accounts payable to suppliers of the infrastructure being built in the Argentine Airport System. As per IAS 20, the benefit received by AA2000 qualifies as a grant related to income on a monthly basis that it is recognized at fair value since there is a reasonable assurance that such benefit will be received.